Share of profit loss from investments accounted for using the equity method	12 Months Ended
Dec. 31, 2018
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Share of profit loss from investments accounted for using the equity method

D.31. Share of profit/loss from investments accounted for using the equity method

The line item Share of profit/(loss) from investments accounted for using the equity method comprises:

(€ million)	2018	2017	2016
Regeneron(a)	484	82	128
BMS co-promotion entities(b)	12	13	16
Other investments accounted for using the equity method	3	(10)	(8)

Total	499	85	136

(a)	Includes the impact of amortization charged on the fair value remeasurement of Sanofi’s share of the acquired intangible assets and inventories of Regeneron.
(b)	Share of co-promotion profits attributable to Sanofi for territories covered by entities majority owned by BMS (see Note C.2.).

The share of profits from Regeneron amounted to €484 million in 2018 compared with €82 million in 2017, with the increase attributable mainly to the increase in Regeneron’s profits after adjustment to align on Sanofi’s accounting policies.

The SPMSD joint venture ceased to be accounted for by the equity method on March 8, 2016, the date on which it was announced that the joint venture was to be dissolved (see Note D.1.3.).